PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Schedule of carrying value of assets pledged	The approximate carrying values of the significant components of pledged assets recognized on Citi’s Consolidated Balance Sheet included the following:

In millions of dollars	December 31, 2021	December 31, 2020
Investment securities	$252,192	$231,696
Loans	232,319	239,699
Trading account assets	140,980	174,717
Total	$625,491	$646,112

Summary of restricted cash
Restricted cash is included on the Consolidated Balance Sheet within the following balance sheet lines:

In millions of dollars	December 31, 2021	December 31, 2020
Cash and due from banks	$2,786	$3,774
Deposits with banks, net of allowance	10,636	14,203
Total	$13,422	$17,977

Schedule of cash flow supplemental information
The table below provides the Cash Flow Statement Supplemental Information:

In millions of dollars	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities	$806	$814
Right-of-use assets obtained in exchange for new operating lease liabilities(1)(2)	845	447

(1)     Represents non-cash activity and, accordingly, is not reflected in the Consolidated Statement of Cash Flows.
(2)    Excludes the decrease in the right-of-use assets related to the purchase of a previously leased property.

Schedule of future minimum rental payments for operating leases after adoption
Citi’s future lease payments are as follows:

In millions of dollars
2022	$763
2023	648
2024	542
2025	445
2026	346
Thereafter	753
Total future lease payments	$3,497
Less imputed interest (based on weighted-average discount rate of 3.0%)	$(381)
Lease liability	$3,116

Schedule of guarantor obligations
The following tables present information about Citi’s guarantees:

	Maximum potential amount of future payments
In billions of dollars at December 31, 2021	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$34.3	$58.4	$92.7	$791
Performance guarantees	6.6	6.4	13.0	47
Derivative instruments considered to be guarantees	14.6	48.9	63.5	514
Loans sold with recourse	—	1.7	1.7	15
Securities lending indemnifications(1)	121.9	—	121.9	—
Credit card merchant processing(2)	119.4	—	119.4	1
Credit card arrangements with partners	—	0.8	0.8	7
Other	2.0	12.0	14.0	34
Total	$298.8	$128.2	$427.0	$1,409

	Maximum potential amount of future payments
In billions of dollars at December 31, 2020	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$25.3	$68.4	$93.7	$1,407
Performance guarantees	7.3	6.0	13.3	72
Derivative instruments considered to be guarantees	20.0	60.9	80.9	671
Loans sold with recourse	—	1.2	1.2	9
Securities lending indemnifications(1)	112.2	—	112.2	—
Credit card merchant processing(2)	101.9	—	101.9	3
Credit card arrangements with partners	0.2	0.8	1.0	7
Other	—	12.0	12.0	35
Total	$266.9	$149.3	$416.2	$2,204

(1)The carrying values of securities lending indemnifications were not material for either period presented, as the probability of potential liabilities arising from these guarantees is minimal.
(2)At December 31, 2021 and 2020, this maximum potential exposure was estimated to be $119 billion and $102 billion, respectively. However, Citi believes that the maximum exposure is not representative of the actual potential loss exposure based on its historical experience. This contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants.

Schedule of guarantor obligations by credit ratings	Presented in the tables below are the maximum potential amounts of future payments that are classified based on internal and external credit ratings. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. As such, Citi believes such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

	Maximum potential amount of future payments
In billions of dollars at December 31, 2021	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$81.4	$11.3	$—	$92.7
Performance guarantees	10.5	2.5	—	13.0
Derivative instruments deemed to be guarantees	—	—	63.5	63.5
Loans sold with recourse	—	—	1.7	1.7
Securities lending indemnifications	—	—	121.9	121.9
Credit card merchant processing	—	—	119.4	119.4
Credit card arrangements with partners	—	—	0.8	0.8
Other	—	12.0	2.0	14.0
Total	$91.9	$25.8	$309.3	$427.0

	Maximum potential amount of future payments
In billions of dollars at December 31, 2020	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$78.5	$14.6	$0.6	$93.7
Performance guarantees	9.8	3.0	0.5	13.3
Derivative instruments deemed to be guarantees	—	—	80.9	80.9
Loans sold with recourse	—	—	1.2	1.2
Securities lending indemnifications	—	—	112.2	112.2
Credit card merchant processing	—	—	101.9	101.9
Credit card arrangements with partners	—	—	1.0	1.0
Other	—	12.0	—	12.0
Total	$88.3	$29.6	$298.3	$416.2

Schedule of credit commitments
The table below summarizes Citigroup’s credit commitments:

In millions of dollars	U.S.	Outside of U.S.	December 31, 2021	December 31, 2020
Commercial and similar letters of credit	$654	$5,256	$5,910	$5,221
One- to four-family residential mortgages	1,752	2,599	4,351	5,002
Revolving open-end loans secured by one- to four-family residential properties	6,790	1,123	7,913	9,626
Commercial real estate, construction and land development	15,877	1,966	17,843	12,867
Credit card lines	601,018	99,541	700,559	710,399
Commercial and other consumer loan commitments	207,234	113,322	320,556	322,458
Other commitments and contingencies	5,276	373	5,649	5,715
Total	$838,601	$224,180	$1,062,781	$1,071,288